Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 1, 2014 to the Natixis Funds Prospectus, dated April 1, 2014, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Senior Floating Rate and Fixed Income Fund

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Effective July 1, 2014, Loomis, Sayles & Company, L.P., has given a binding contractual undertaking to the Loomis Sayles Senior Floating Rate and Fixed Income Fund to limit the amount of the Loomis Sayles Senior Floating Rate and Fixed Income Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively. This undertaking is in effect through March 31, 2016.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section "Fund Fees & Expenses" are amended and restated as follows with respect to the Loomis Sayles Senior Floating Rate and Fixed Income Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses
Fee/expense recovery	0.01%	0.01%	0.02%
Remainder of other expenses	0.24%	0.24%	0.23%
Total other expenses	0.25%	0.25%	0.25%
Total annual fund operating expenses	1.10%	1.85%	0.85%
Fee waiver and/or expense reimbursement[1]	0.05%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.80%

1	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 21 months and on the Total Annual Fund Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$453	$679	$927	$1,636
Class C	$283	$573	$992	$2,162
Class Y	$82	$262	$463	$1,041

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$183	$573	$992	$2,162

Loomis Sayles Senior Floating Rate and Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

NATIXIS FUNDS

Supplement dated July 1, 2014 to the Natixis Funds Prospectus, dated April 1, 2014, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Senior Floating Rate and Fixed Income Fund

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Effective July 1, 2014, Loomis, Sayles & Company, L.P., has given a binding contractual undertaking to the Loomis Sayles Senior Floating Rate and Fixed Income Fund to limit the amount of the Loomis Sayles Senior Floating Rate and Fixed Income Fund's total annual fund operating expenses (exclusive of brokerage expenses, interest expenses, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively. This undertaking is in effect through March 31, 2016.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section "Fund Fees & Expenses" are amended and restated as follows with respect to the Loomis Sayles Senior Floating Rate and Fixed Income Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses
Fee/expense recovery	0.01%	0.01%	0.02%
Remainder of other expenses	0.24%	0.24%	0.23%
Total other expenses	0.25%	0.25%	0.25%
Total annual fund operating expenses	1.10%	1.85%	0.85%
Fee waiver and/or expense reimbursement[1]	0.05%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.80%

1	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 21 months and on the Total Annual Fund Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$453	$679	$927	$1,636
Class C	$283	$573	$992	$2,162
Class Y	$82	$262	$463	$1,041

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$183	$573	$992	$2,162

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 21 months and on the Total Annual Fund Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	0.01%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 453
3 years	rr_ExpenseExampleYear03	679
5 years	rr_ExpenseExampleYear05	927
10 years	rr_ExpenseExampleYear10	1,636
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	0.01%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.80%
1 year	rr_ExpenseExampleYear01	283
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	992
10 years	rr_ExpenseExampleYear10	2,162
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	992
10 years	rr_ExpenseExampleNoRedemptionYear10	2,162
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	0.02%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	463
10 years	rr_ExpenseExampleYear10	$ 1,041

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05%, 1.80% and 0.80% of the Fund's average daily net assets for Class A, C, and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.